Premises and equipment_Details of changes in premises and equipment(owned) (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	₩ 2,450,492,000,000	₩ 2,477,545,000,000	₩ 2,458,025,000,000
Changes in property plant and equipment [Abstract]
Acquisition	429,547,000,000	118,668,000,000	162,245,000,000
Disposal	(9,201,000,000)	(6,145,000,000)	(6,106,000,000)
Depreciation	(145,354,000,000)	(134,347,000,000)	(132,108,000,000)
Classified to assets held for sale	(95,000,000)	(6,243,000,000)
Classified to assets held for sale			(3,203,000,000)
Transfer	166,912,000,000	(7,623,000,000)	(2,472,000,000)
Foreign currencies translation adjustment	3,785,000,000	(365,000,000)	(6,626,000,000)
Business combination	2,186,000,000	1,630,000,000
Others	(670,000,000)	7,372,000,000	7,790,000,000
Ending balance	2,897,602,000,000	2,450,492,000,000	2,477,545,000,000
Land
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	1,481,871,000,000	1,487,278,000,000	1,488,745,000,000
Changes in property plant and equipment [Abstract]
Acquisition	186,303,000,000	1,372,000,000	4,755,000,000
Disposal	(3,015,000,000)	(29,000,000)	(1,840,000,000)
Depreciation	0	0	0
Classified to assets held for sale	(21,000,000)	(3,651,000,000)
Classified to assets held for sale			(2,693,000,000)
Transfer	93,956,000,000	(2,863,000,000)	(196,000,000)
Foreign currencies translation adjustment	880,000,000	(236,000,000)	(1,493,000,000)
Business combination	1,185,000,000	0
Others	0	0	0
Ending balance	1,761,159,000,000	1,481,871,000,000	1,487,278,000,000
Building
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	661,912,000,000	680,846,000,000	691,699,000,000
Changes in property plant and equipment [Abstract]
Acquisition	87,667,000,000	14,701,000,000	22,579,000,000
Disposal	(2,245,000,000)	0	(2,593,000,000)
Depreciation	(30,766,000,000)	(26,014,000,000)	(26,156,000,000)
Classified to assets held for sale	(74,000,000)	(2,592,000,000)
Classified to assets held for sale			(1,059,000,000)
Transfer	83,260,000,000	(4,760,000,000)	(2,134,000,000)
Foreign currencies translation adjustment	801,000,000	(257,000,000)	(1,393,000,000)
Business combination	74,000,000	0
Others	1,670,000,000	(12,000,000)	(97,000,000)
Ending balance	802,299,000,000	661,912,000,000	680,846,000,000
Equipment and vehicles
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	240,013,000,000	180,072,000,000	189,902,000,000
Changes in property plant and equipment [Abstract]
Acquisition	119,474,000,000	76,783,000,000	59,694,000,000
Disposal	(1,203,000,000)	(5,192,000,000)	(442,000,000)
Depreciation	(87,453,000,000)	(76,171,000,000)	(74,223,000,000)
Classified to assets held for sale	0	0
Classified to assets held for sale			549,000,000
Transfer	3,670,000,000	63,432,000,000	5,411,000,000
Foreign currencies translation adjustment	1,459,000,000	(69,000,000)	(2,023,000,000)
Business combination	926,000,000	969,000,000
Others	1,130,000,000	189,000,000	1,204,000,000
Ending balance	278,016,000,000	240,013,000,000	180,072,000,000
Leasehold improvement
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	57,594,000,000	64,787,000,000	68,958,000,000
Changes in property plant and equipment [Abstract]
Acquisition	28,788,000,000	17,527,000,000	23,420,000,000
Disposal	(2,738,000,000)	(737,000,000)	(1,231,000,000)
Depreciation	(27,134,000,000)	(32,162,000,000)	(31,728,000,000)
Classified to assets held for sale	0	0
Classified to assets held for sale			0
Transfer	912,000,000	0	0
Foreign currencies translation adjustment	609,000,000	323,000,000	(1,315,000,000)
Business combination	1,000,000	661,000,000
Others	(3,193,000,000)	7,195,000,000	6,683,000,000
Ending balance	54,839,000,000	57,594,000,000	64,787,000,000
Construction in progress
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	9,099,000,000	64,559,000,000	18,717,000,000
Changes in property plant and equipment [Abstract]
Acquisition	7,315,000,000	8,285,000,000	51,797,000,000
Disposal	0	(187,000,000)	0
Depreciation	0	0	0
Classified to assets held for sale	0	0
Classified to assets held for sale			0
Transfer	(14,886,000,000)	(63,432,000,000)	(5,553,000,000)
Foreign currencies translation adjustment	36,000,000	(126,000,000)	(402,000,000)
Business combination	0	0
Others	(277,000,000)	0	0
Ending balance	1,287,000,000	9,099,000,000	64,559,000,000
Structures
Reconciliation of changes in property plant and equipment [Abstract]
Beginning balance	3,000,000	3,000,000	4,000,000
Changes in property plant and equipment [Abstract]
Acquisition	0	0	0
Disposal	0	0	0
Depreciation	(1,000,000)	0	(1,000,000)
Classified to assets held for sale	0	0
Classified to assets held for sale			0
Transfer	0	0	0
Foreign currencies translation adjustment	0	0	0
Business combination	0	0
Others	0	0	0
Ending balance	₩ 2,000,000	₩ 3,000,000	₩ 3,000,000